Description of Business and Summary of Significant Accounting Policies - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 599.4	$ 725.5	$ 705.2
Translation adjustments	(25.6)	41.2	(23.0)
Unrealized gains (losses), other	(0.4)		0.1
Unrealized gains (losses), cash flow hedge	(1.3)	0.0	0.0
Ending Balance	540.6	599.4	725.5
Cumulative Translation Adjustment and Related Hedging Instruments
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(58.6)	(99.8)	(76.8)
Translation adjustments	(25.6)	41.2	(23.0)
Unrealized gains (losses), net investment hedging	(2.0)
Ending Balance	(86.2)	(58.6)	(99.8)
Pension and other post-retirement benefits
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	5.2	5.2	5.2
Ending Balance	5.2	5.2	5.2
Cash Flow Hedges
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	0.0	0.0	0.0
Unrealized gains (losses), cash flow hedge	(1.3)
Ending Balance	(1.3)	0.0	0.0
Other
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	0.4	0.4	0.3
Unrealized gains (losses), other	(0.4)		0.1
Ending Balance	0.0	0.4	0.4
Total
Changes in Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(53.0)	(94.2)	(71.3)
Unrealized gains (losses), net investment and cash flow hedge	(3.3)
Ending Balance	$ (82.3)	$ (53.0)	$ (94.2)